Right to Use Assets and Lease Liabilities - Operating Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Text Block [Abstract]
Operating Lease, Weighted Average Remaining Lease Term	7 years 6 months
Operating Lease, Expense	$ 351,854	$ 10,642
Operating Lease, Right-of-Use Asset, Amortization Expense	$ 162,276	$ 4,318
Lessee, Operating Lease, Discount Rate	12.00%